Consolidated Successor Balance Sheets (Unaudited) (Parenthetical) (Successor, USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Accumulated depreciation of property and equipment	$ 83,787	$ 8,085	$ 0
Fibrocell Science, Inc. shareholders' deficit:
Successor common stock, par value	$ 0.001	$ 0.001	$ 0.001
Successor common stock, shares authorized	250,000,000	250,000,000	250,000,000
Successor common stock, shares issued	95,278,255	20,375,500	20,375,500
Successor common stock, shares outstanding	95,278,255	20,375,500	20,375,500
Series A Preferred Stock
Current liabilities:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,000	9,000	9,000
Preferred stock, shares issued	3,250	3,250	3,250
Preferred stock, shares outstanding	0	2,886	2,886
Series B Preferred Stock
Current liabilities:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,000	9,000	9,000
Preferred stock, shares issued	4,640	4,640	4,640
Preferred stock, shares outstanding	0	4,640	4,640
Series D Preferred Stock
Current liabilities:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000	8,000	8,000
Preferred stock, shares issued	7,779	1,645	1,645
Preferred stock, shares outstanding	3,841	1,645	1,645